Government Grants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Government Grants
Government grants received	$ 4,724,000	$ 8,742,000	$ 1,798,000
Research and development expenses	1,607,000	6,133,000	1,422,000
Other income	539,000	780,000	573,000
Total government grants recognized	$ 2,146,000	$ 6,913,000	$ 1,995,000